23. Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share Details
Equity attributable to Company's owners	R$ 2,519,310	R$ 2,947,098	R$ 536,279
Number of shares	683,509,869	683,509,869	683,509,869
Basic and diluted earnings per share (reais per share)	R$ 3.69	R$ 4.31	R$ 0.78